Risk Management (Details 25) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial assets and liabilities measured at fair value
Brazilian government securities	R$ 202,249,272	R$ 161,103,399
Corporate debt and marketable equity securities	12,339,790	10,383,682
Bank debt securities	8,348,269	18,600,127
Mutual funds	4,377,508	4,303,781
Foreign governments securities	528,010	635,390
Brazilian sovereign bonds	307	1,358,025
Trading securities	227,843,156	196,384,404
Derivative financial instruments	13,866,885	16,755,442
Derivative financial instruments (liabilities)	(14,274,999)	(13,435,678)
Derivatives	(408,114)	3,319,764
Brazilian government securities	103,281,758	59,198,028
Corporate debt securities	39,978,630	42,142,708
Bank debt securities	1,183,853	1,559,043
Brazilian sovereign bonds	728,127	401,214
Foreign governments securities	3,202,547
Marketable equity securities and other stocks	11,037,807	9,817,561
Balance on	159,412,722	113,118,554
Brazilian government securities	53,841,066	61,812,995
Corporate debt securities	825,287	3,899,878
Bank debt securities	4,904,070	4,742,273
Brazilian sovereign bonds	713,555	102,841
Financial assets pledged as collateral	60,283,978	70,557,987
Total	447,131,742	383,380,709
Level 1
Financial assets and liabilities measured at fair value
Brazilian government securities	198,273,452	157,346,640
Corporate debt and marketable equity securities	3,716,053	3,740,235
Bank debt securities	1,952,015	470,676
Mutual funds	4,377,508	4,295,403
Foreign governments securities	528,010	635,390
Brazilian sovereign bonds	307	1,358,025
Trading securities	208,847,345	167,846,369
Derivative financial instruments	46,601	26,632
Derivatives	46,601	26,632
Brazilian government securities	103,237,635	59,149,326
Corporate debt securities	4,786,078	2,470,652
Bank debt securities	1,086,454	1,063,157
Brazilian sovereign bonds	728,127	401,214
Foreign governments securities	3,202,547
Marketable equity securities and other stocks	4,380,606	3,387,158
Balance on	117,421,447	66,471,507
Brazilian government securities	53,841,066	61,812,995
Corporate debt securities	825,287	3,899,878
Bank debt securities	4,904,070	4,742,273
Brazilian sovereign bonds	713,555	102,841
Financial assets pledged as collateral	60,283,978	70,557,987
Total	386,599,371	304,902,495
Level 2
Financial assets and liabilities measured at fair value
Brazilian government securities	3,975,816	3,756,680
Corporate debt and marketable equity securities	8,271,295	6,356,302
Bank debt securities	6,396,254	18,129,451
Mutual funds		8,378
Trading securities	18,643,365	28,250,811
Derivative financial instruments	13,814,312	16,728,802
Derivative financial instruments (liabilities)	(14,264,124)	(13,427,053)
Derivatives	(449,812)	3,301,749
Corporate debt securities	31,740,856	38,431,230
Bank debt securities	97,399	495,886
Marketable equity securities and other stocks	3,261,732	2,706,578
Balance on	35,099,987	41,633,694
Total	53,293,540	73,186,254
Level 3
Financial assets and liabilities measured at fair value
Brazilian government securities	4	79
Corporate debt and marketable equity securities	352,442	287,145
Trading securities	352,446	287,224
Derivative financial instruments	5,972	8
Derivative financial instruments (liabilities)	(10,875)	(8,625)
Derivatives	(4,903)	(8,617)
Brazilian government securities	44,123	48,702
Corporate debt securities	3,451,696	1,240,826
Marketable equity securities and other stocks	3,395,469	3,723,825
Balance on	6,891,288	5,013,353
Total	R$ 7,238,831	R$ 5,291,960	R$ 6,274,018